Pensions and Other Benefit Plans (Details 3)	12 Months Ended
	Jan. 01, 2012	Jan. 02, 2011
Assumed health care cost trend rates
Health care cost trend rate assumed for next year	7.50%	7.50%
Rate to which the cost trend rate is assumed to decline (ultimate trend)	5.00%	5.00%
Year the rate reaches the ultimate trend rate	2018	2018